Reconciliation of Basic and Diluted Shares Used in Computing Earnings Per Equity Share - Table of Equity Shares Used in Computation of Basic and Diluted Earnings Per Equity Share (Details) - USD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Diluted earnings per share [abstract]
Profit attributable to equity holders of the Company	$ 3,158	$ 3,167	$ 2,981
Weighted average number of equity shares outstanding used in computing basic earnings per equity share	4,141,611,738	4,138,568,090	4,180,897,857
Effect of dilutive common equivalent shares - share options outstanding	10,439,446	6,112,335	6,833,213
Weighted average number of equity shares and common equivalent shares outstanding used in computing diluted earnings per equity share	4,152,051,184	4,144,680,425	4,187,731,070
Diluted earnings per equity share	$ 0.76	$ 0.76	$ 0.71